Expense Example {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-16 - Balanced Portfolio	Apr. 30, 2022 USD ($)
VIP Balanced Portfolio-Initial VIP
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	579
VIP Balanced Portfolio-Service VIP
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
VIP Balanced Portfolio-Service 2 VIP
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	$ 883